Significant Accounting policies (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net income/(loss)	$ 149,191	$ 444,088
Earnings/(loss) per common share, basic and diluted	$ 1.81	$ 3.96
Effect of the change in accounting estimate
Net income/(loss)	$ (6,682)
Earnings/(loss) per common share, basic and diluted	$ (0.08)